Inventories	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories

4.       Inventories:

The amounts shown in the consolidated balance sheets are analyzed as follows:

	December 31, 2019	December 31, 2020
Lubricants	$12,293	$11,877
Bunkers	38,860	35,417
Total	$51,153	$47,294